Notes to the consolidated financial statements - Selling and distribution expenses (Details) - Selling and distribution expenses - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Expenses By Nature [Line Items]
Personnel	€ (560)	€ (664)
Amortization and depreciation	(32)	(43)
Other	(227)	(322)
Total	(819)	(1,029)
Salary and salary-related expenses	499	543
Expenses from share-based payments	€ 61	€ 121